Investments in Financial Assets - Schedule of Breakdown of Investment in Financial Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025
Disclosure of financial assets [line items]
Investment in Financial Assets	$ 487		$ 997		$ 326
Nexentis [Member]
Disclosure of financial assets [line items]
Investment in Financial Assets	302		824
Clearmind [Member]
Disclosure of financial assets [line items]
Investment in Financial Assets		[1]		[1]	7
AutoMax [Member]
Disclosure of financial assets [line items]
Investment in Financial Assets	181		169		225
Nexera [Member]
Disclosure of financial assets [line items]
Investment in Financial Assets	2		2		13
Polyrizon [Member]
Disclosure of financial assets [line items]
Investment in Financial Assets	$ 2		$ 2		$ 81

[1]	Less than $1.